Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit (loss) [abstract]
Revenue	€ 20,769	€ 20,573
External purchases	(8,557)	(8,562)
Other operating income	271	341
Other operating expenses	(448)	(201)
Labor expenses	(4,376)	(4,434)
Operating taxes and levies	(1,232)	(1,207)
Gains (losses) on disposal of fixed assets, investments and activities	59	68
Restructuring costs	(13)	(52)
Depreciation and amortization of fixed assets	(3,549)	(3,500)
Depreciation and amortization of financed assets	(22)	(3)
Depreciation and amortization of right-of-use assets	(642)	(609)
Reclassification of translation adjustment from liquidated entities		2
Impairment of fixed assets	1	0
Impairment of right-of-use assets	(6)	(24)
Share of profits (losses) of associates and joint ventures	(6)	(4)
Operating income	2,249	2,388
Cost of gross financial debt except financed assets	(569)	(575)
Interests on debts related to financed assets	(1)	0
Gains (losses) on assets contributing to net financial debt	1	4
Foreign exchange gain (loss)	(115)	(2)
Interests on lease liabilities	(56)	(60)
Other net financial expenses	(3)	14
Effects resulting from BT stake		(119)
Finance costs, net	(742)	(738)
Income tax	(491)	(513)
Consolidated net income	1,016	1,137
Net income attributable to owners of the parent company	927	1,039
Non-controlling interests	€ 88	€ 98
Earnings per share [abstract]
Net income - basic (in euros per share)	€ 0.30	€ 0.34
Net income - diluted (in euros per share)	€ 0.29	€ 0.33